Quarterly Holdings Report
for
Fidelity® SAI Sustainable International Equity Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IEE-NPRT3-0926
1.9904875.104
Common Stocks - 96.5%
	Shares	Value ($)
AUSTRALIA - 2.9%
Financials - 1.5%
Capital Markets - 1.5%
Macquarie Group Ltd	15,307	2,717,281
Industrials - 0.8%
Commercial Services & Supplies - 0.8%
Brambles Ltd	110,365	1,515,058
Materials - 0.6%
Metals & Mining - 0.6%
IperionX Ltd (a)	452,377	962,693
IperionX Ltd ADR (a)	3,900	80,925
TOTAL MATERIALS		1,043,618
TOTAL AUSTRALIA		5,275,957
BELGIUM - 2.7%
Financials - 0.9%
Banks - 0.9%
KBC Group NV	11,198	1,609,602
Health Care - 1.8%
Pharmaceuticals - 1.8%
UCB SA	13,071	3,359,733
TOTAL BELGIUM		4,969,335
CANADA - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp	13,708	1,183,004
CHINA - 0.7%
Industrials - 0.7%
Electrical Equipment - 0.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	21,068	1,234,419
FINLAND - 1.1%
Information Technology - 0.6%
Communications Equipment - 0.6%
Nokia Oyj ADR	122,312	1,117,932
Utilities - 0.5%
Electric Utilities - 0.5%
Fortum Oyj	39,642	901,692
TOTAL FINLAND		2,019,624
FRANCE - 3.4%
Consumer Staples - 0.8%
Personal Care Products - 0.8%
L'Oreal SA	3,089	1,375,826
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Gaztransport Et Technigaz SA	2,775	626,238
Financials - 2.3%
Capital Markets - 1.4%
Amundi SA (b)(c)	22,688	2,468,448
Insurance - 0.9%
AXA SA	32,694	1,694,518
TOTAL FINANCIALS		4,162,966
TOTAL FRANCE		6,165,030
GERMANY - 3.6%
Industrials - 2.1%
Air Freight & Logistics - 1.0%
Deutsche Post AG	27,847	1,860,230
Industrial Conglomerates - 1.1%
Siemens AG	6,006	1,967,845
TOTAL INDUSTRIALS		3,828,075
Materials - 1.0%
Construction Materials - 1.0%
Heidelberg Materials AG	9,522	1,772,663
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Instone Real Estate Group SE (b)(c)	112,223	999,045
TOTAL GERMANY		6,599,783
GREECE - 0.3%
Consumer Staples - 0.3%
Food Products - 0.3%
Kri-Kri Milk Industry SA	21,005	681,847
HONG KONG - 1.7%
Financials - 1.7%
Insurance - 1.7%
AIA Group Ltd	302,471	3,049,179
IRELAND - 3.2%
Consumer Staples - 0.3%
Food Products - 0.3%
Kerry Group PLC Class A	5,350	510,822
Financials - 1.1%
Banks - 1.1%
AIB Group PLC	174,309	2,061,300
Industrials - 1.8%
Building Products - 1.8%
Kingspan Group PLC	35,933	3,325,251
TOTAL IRELAND		5,897,373
ITALY - 3.6%
Financials - 3.0%
Banks - 3.0%
Intesa Sanpaolo SpA	381,363	2,882,842
UniCredit SpA	26,310	2,481,345
TOTAL FINANCIALS		5,364,187
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	8,594	1,185,915
TOTAL ITALY		6,550,102
JAPAN - 23.3%
Consumer Discretionary - 5.2%
Automobile Components - 0.2%
Sumitomo Electric Industries Ltd	35,800	473,817
Broadline Retail - 0.6%
Pan Pacific International Holdings Corp	206,335	1,155,976
Household Durables - 3.0%
Panasonic Holdings Corp	97,785	2,585,676
Sony Group Corp	120,130	2,807,303
		5,392,979
Specialty Retail - 1.4%
Fast Retailing Co Ltd	5,077	2,486,051
TOTAL CONSUMER DISCRETIONARY		9,508,823
Consumer Staples - 0.5%
Food Products - 0.5%
Ajinomoto Co Inc	31,266	964,193
Financials - 8.4%
Banks - 5.7%
Mizuho Financial Group Inc	83,152	4,310,949
Sumitomo Mitsui Financial Group Inc	140,485	6,036,491
		10,347,440
Financial Services - 2.5%
ORIX Corp	113,718	4,589,585
Insurance - 0.2%
Tokio Marine Holdings Inc	7,469	380,668
TOTAL FINANCIALS		15,317,693
Health Care - 0.5%
Pharmaceuticals - 0.5%
Chugai Pharmaceutical Co Ltd	1,490	64,653
Takeda Pharmaceutical Co Ltd	26,817	920,779
TOTAL HEALTH CARE		985,432
Industrials - 6.3%
Industrial Conglomerates - 1.3%
Hitachi Ltd	74,949	2,456,120
Trading Companies & Distributors - 5.0%
ITOCHU Corp	520,948	6,537,696
Marubeni Corp	76,103	2,459,701
		8,997,397
TOTAL INDUSTRIALS		11,453,517
Information Technology - 2.4%
Electronic Equipment, Instruments & Components - 0.3%
Ibiden Co Ltd	5,341	534,329
Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp	10,281	2,031,340
Disco Corp	1,905	680,912
Renesas Electronics Corp	53,196	1,066,248
		3,778,500
TOTAL INFORMATION TECHNOLOGY		4,312,829
TOTAL JAPAN		42,542,487
NETHERLANDS - 11.9%
Communication Services - 2.0%
Diversified Telecommunication Services - 2.0%
Koninklijke KPN NV	792,163	3,740,468
Financials - 3.3%
Banks - 3.3%
ING Groep NV	170,313	5,985,064
Health Care - 0.8%
Biotechnology - 0.8%
Argenx SE (a)	1,686	1,444,054
Information Technology - 5.8%
Semiconductors & Semiconductor Equipment - 5.8%
ASML Holding NV	6,390	10,530,372
TOTAL NETHERLANDS		21,699,958
NEW ZEALAND - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Contact Energy Ltd	1,535	8,208
PORTUGAL - 1.3%
Financials - 1.3%
Banks - 1.3%
Banco Comercial Portugues SA	1,944,185	2,387,663
SINGAPORE - 2.0%
Financials - 2.0%
Banks - 2.0%
DBS Group Holdings Ltd	62,592	3,611,355
SPAIN - 5.7%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Puig Brands SA Class B	2,597	49,982
Financials - 3.4%
Banks - 3.4%
Banco Santander SA	272,802	3,879,866
CaixaBank SA	147,945	2,149,100
TOTAL FINANCIALS		6,028,966
Industrials - 0.4%
Construction & Engineering - 0.4%
ACS Actividades de Construccion y Servicios SA	5,848	743,821
Utilities - 1.9%
Electric Utilities - 1.7%
Iberdrola SA	133,546	3,180,070
Independent Power and Renewable Electricity Producers - 0.2%
EDP Renewables SA	1,671	25,917
Grenergy Renovables SA (a)	2,895	307,798
		333,715
TOTAL UTILITIES		3,513,785
TOTAL SPAIN		10,336,554
SWEDEN - 4.8%
Financials - 2.2%
Financial Services - 2.2%
Investor AB B Shares	94,603	4,083,284
Health Care - 0.6%
Biotechnology - 0.6%
Swedish Orphan Biovitrum AB B Shares (a)	23,316	1,152,308
Industrials - 1.1%
Machinery - 0.3%
Indutrade AB	23,740	595,357
Trading Companies & Distributors - 0.8%
AddTech AB B Shares	36,648	1,333,956
TOTAL INDUSTRIALS		1,929,313
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.6%
Lagercrantz Group AB B Shares	42,937	1,010,049
Technology Hardware, Storage & Peripherals - 0.3%
Dynavox Group AB	83,758	631,558
TOTAL INFORMATION TECHNOLOGY		1,641,607
TOTAL SWEDEN		8,806,512
SWITZERLAND - 2.3%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Cie Financiere Richemont SA Series A	3,778	892,900
Industrials - 1.8%
Electrical Equipment - 1.8%
ABB Ltd	33,181	3,273,602
TOTAL SWITZERLAND		4,166,502
TAIWAN - 4.8%
Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 4.8%
MediaTek Inc	9,726	1,036,569
Taiwan Semiconductor Manufacturing Co Ltd	104,162	7,707,949

TOTAL TAIWAN		8,744,518
UNITED KINGDOM - 12.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC	128	4,059
Consumer Staples - 1.4%
Food Products - 0.4%
Cranswick PLC	9,317	671,799
Personal Care Products - 1.0%
Unilever PLC	29,443	1,873,387
TOTAL CONSUMER STAPLES		2,545,186
Financials - 1.7%
Banks - 0.0%
Lloyds Banking Group PLC	17,311	26,756
Insurance - 1.7%
Admiral Group PLC	26,024	1,322,985
Aviva PLC	183,667	1,718,977
		3,041,962
TOTAL FINANCIALS		3,068,718
Health Care - 3.1%
Pharmaceuticals - 3.1%
Astrazeneca PLC	32,804	5,584,808
Industrials - 3.5%
Commercial Services & Supplies - 0.5%
Johnson Service Group PLC	469,953	952,602
Trading Companies & Distributors - 3.0%
Diploma PLC	28,954	2,856,466
Howden Joinery Group PLC	242,357	2,575,530
		5,431,996
TOTAL INDUSTRIALS		6,384,598
Information Technology - 0.1%
Communications Equipment - 0.1%
Filtronic PLC (a)	96,051	308,098
Real Estate - 0.2%
Residential REITs - 0.2%
Grainger PLC	155,343	365,339
Utilities - 2.5%
Electric Utilities - 1.1%
SSE PLC	66,041	2,086,462
Multi-Utilities - 1.4%
National Grid PLC	156,534	2,505,460
TOTAL UTILITIES		4,591,922
TOTAL UNITED KINGDOM		22,852,728
UNITED STATES - 4.2%
Industrials - 3.4%
Electrical Equipment - 3.4%
Schneider Electric SE	18,178	6,107,547
Materials - 0.8%
Construction Materials - 0.8%
CRH PLC	6,895	655,094
Holcim AG	9,093	825,864
TOTAL MATERIALS		1,480,958
TOTAL UNITED STATES		7,588,505
TOTAL COMMON STOCKS (Cost $142,031,468)		176,370,643

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d) (Cost $5,956,367)	3.69	5,955,260	5,956,451

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $147,987,835)	182,327,094
NET OTHER ASSETS (LIABILITIES) - 0.2%	376,058
NET ASSETS - 100.0%	182,703,152

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,467,493 or 1.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,467,493 or 1.9% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	5,752,407	59,011,519	58,807,382	145,344	(177)	84	5,956,451	5,955,260
	5,752,407	59,011,519	58,807,382	145,344	(177)	84	5,956,451

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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